Initial Public Offering (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 21, 2022	Mar. 21, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024
Initial Public Offering [Line Items]
Gross proceeds (in Dollars)							$ 2,012,500
Number of shares issued							1
Exercise price warrants (in Dollars per share)	$ 11.5	$ 11.5	$ 0.01		$ 0.01		$ 11.5
Number of shares issued	1
Business Combination [Member]
Initial Public Offering [Line Items]
Purchase price, per unit (in Dollars per share)							$ 9.2
Number of shares issued					1		1
Number of shares issued	1
Redeemable Warrant [Member]
Initial Public Offering [Line Items]
Number of shares issued							1
Number of shares issued	1
Common Stock [Member]
Initial Public Offering [Line Items]
Number of shares issued	1
Common Stock [Member] | Business Combination [Member]
Initial Public Offering [Line Items]
Number of shares issued	1
Common Stock [Member] | Redeemable Warrant [Member]
Initial Public Offering [Line Items]
Number of shares issued	1
Common Stock [Member]
Initial Public Offering [Line Items]
Number of shares issued	1				1		1
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Number of units issued		5,750,000
Purchase price, per unit (in Dollars per share)	$ 10	$ 10					$ 10
Gross proceeds (in Dollars)	$ 57,500,000						$ 57,500,000
Public shares sold							5,750,000
Number of shares of right issued	5,750,000		6,101,250	6,101,250	232,500	6,101,250
Sale of stock units	5,750,000				5,750,000
Initial Public Offering [Member] | Redeemable Warrant [Member]
Initial Public Offering [Line Items]
Number of shares issued	1
Initial Public Offering [Member] | Common Stock [Member]
Initial Public Offering [Line Items]
Number of shares issued	1
Initial Public Offering [Member] | Common Stock [Member]
Initial Public Offering [Line Items]
Number of shares issued	1						1
Public Rights [Member]
Initial Public Offering [Line Items]
Number of shares issued							1
Number of shares issued	1